Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 106	$ 104
Deferral on new transactions	100	187	$ 124
Recognised in the income statement during the period	(99)	(172)	(136)
– amortisation	(61)	(89)	(88)
– subsequent to unobservable inputs becoming observable	0	(3)	(1)
– maturity, termination or offsetting derivative	(38)	(80)	(47)
Exchange differences	(8)	1	(2)
Unamortised balance at end of period	$ 99	$ 120	$ 104